Segmented information (Tables)	6 Months Ended
Jun. 30, 2021
Segmented information
Schedule of segmented information

	Three months ended June 30, 2021		Three months ended June 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$298,796	$—	$12,038
Gross profit	—	45,092	—	(15,986)
Operating expenses	(15,300,323)	(66,518)	(4,359,036)	(44,489)
Other items	3,762,769	112,445	(4,994,265)	78,852
Current income tax recovery	(850)	—	—	—
Deferred income tax recovery	—	—	—	(3,375)
Net income/(loss)	$(11,538,404)	$91,019	$(9,353,301)	$15,002

	Six months ended June 30, 2021		Six months ended June 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$482,385	$—	$98,894
Gross profit	—	13,075	—	(53,373)
Operating expenses	(24,150,803)	(118,382)	(9,413,584)	(92,016)
Other items	12,478,061	150,850	(1,278,765)	61,029
Current income tax recovery	(850)	—	(800)	—
Deferred income tax recovery	—	—	—	20,381
Net income/(loss)	$(11,673,592)	$45,543	$(10,693,149)	$(63,979)

	June 30, 2021		December 31, 2020
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$308,229	$270,101	$305,443	$303,651
Plant and equipment	10,637,414	260,595	9,014,777	275,531